Note 14 - Income Taxes	12 Months Ended
Oct. 31, 2022
Statement Line Items [Line Items]
Disclosure of income tax [text block]
14.	Income taxes:

Income taxes, including both the current and deferred portions, vary from the amounts that would be computed by applying the aggregated statutory federal tax rates and provincial tax rates of 27% (2021 – 27%) to income before income taxes.  Income taxes have been computed as follows:

(thousands of Canadian dollars)
	2022	2021

Income before income taxes	$32,548	$30,789
Income tax rate	27%	27%

Expected income tax provision	8,788	8,313

Tax rate differential	172	(83)
Unrecognized deferred tax asset	411	159
Other permanent differences	519	20

Income taxes	$9,890	$8,409

Income taxes is comprised of the following:

(thousands of Canadian dollars)
	2022	2021

Current income taxes	$9,199	$4,319
Deferred income taxes	691	4,090
Income taxes	$9,890	$8,409

The components of the recognized deferred income tax assets (liabilities) and related changes, as recognized in net income, equity or accumulated comprehensive income, are as follows:

(thousands of Canadian dollars)
		Recognized	Recognized
	November 1,	in net	directly to	October 31,
	2021	income	equity	2022

Allowance for credit losses	$388	$120	$-	$508
Loss carry forwards	338	(338)	-	-
Share issue and financing costs	1,373	(464)	-	909
Deposit commissions	(981)	(246)	-	(1,227)
Intangibles assets	(898)	112	-	(786)
Deferred loan fees	757	(99)	-	658
Other	1,056	224	-	1,280

Net deferred income tax assets	$2,033	$(691)	$-	$1,342

(thousands of Canadian dollars)
		Recognized	Recognized	Recognized
	November 1,	in net	on acquisition	directly to	October 31,
	2020	income	of DBG	equity	2021

Allowance for credit losses	$474	$(86)	$-	$-	$388
Loss carry forwards	4,166	(3,828)	-	-	338
Share issue and financing costs	87	(590)	-	1,876	1,373
Deposit commissions	(865)	(116)	-	-	(981)
Intangibles assets	-	-	(898)	-	(898)
Deferred loan fees	526	231	-	-	757
Other	757	299	-	-	1,056

Net deferred income tax assets	$5,145	$(4,090)	$(898)	$1,876	$2,033

The net deferred taxes are comprised of:

(thousands of Canadian dollars)
	2022	2021

Deferred tax assets	$2,128	$2,931
Deferred tax liabilities	(786)	(898)
Net deferred income tax assets	$1,342	$2,033

A deferred tax asset in the amount of $692,000 (2021 - $nil) has been recognized in the financial statements which utilization is dependent on future taxable earnings in the tax jurisdiction to which it relates.  The Bank has forecasted earnings in this tax jurisdiction which will allow for the use of these deferred tax assets.

The Bank is subject to Part VI.1 tax which is a 40% tax on dividends paid on taxable preferred shares under the Income Tax Act (Canada).  The Part VI.1 tax of $396,000 (2021 - $631,000) and related tax recovery is recorded through equity.

At October 31, 2022, the Bank had US income tax losses which can be carried forward to reduce taxable income in future years for $1.5 million (2021 - $970,000). These loss carry forwards of the Bank have no expiry date. The deferred tax asset of $339,000 (2021 - $268,000) relating to the United States tax losses has not been recognized in these statements.

In addition, the Bank has approximately $9.5 million (2021 - $9.5 million) of capital loss carry forwards which may be applied against future capital gains and for which the deferred tax asset of $1.3 million (2021 - $1.3 million) has not been recognized.

A deferred tax liability on taxable temporary differences of approximately $3.9 million (2021 - $1.5 million) relating to the Bank’s investment in its subsidiaries was not recognized as the Bank is able to control the timing of the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future.